Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of deposit sale amount	30.00%
Percentage of before shipment	70.00%
Provision for receivable, percentage	80.00%
Percentage of account receivable	10.00%
Held-to-maturity investment (in Dollars)	$ 9,133,707
Investment matures	Feb. 08, 2024
Shipping and handling costs (in Dollars)	$ 298,703	$ 335,677
Percentage of consolidated revenue	10.00%	10.00%
Percentage of total purchase	10.00%	10.00%
Percentage of principal shareholders	95.00%
Uninsured cash (in Dollars)	$ 39,792,081	$ 74,000,991
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Account receivable aged period	1 year 6 months
Percentage of purchase price	25.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Account receivable aged period	2 years
Percentage of purchase price	30.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	100.00%